Cover	Mar. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2024
Entity File Number	001-39718
Entity Registrant Name	BREEZE HOLDINGS ACQUISITION CORP.
Entity Central Index Key	0001817640
Entity Tax Identification Number	85-1849315
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(619)
Local Phone Number	500-7747
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BREZ
Security Exchange Name	NASDAQ
Rights exchangeable into one-twentieth of one share of common stock
Title of 12(b) Security	Rights exchangeable into one-twentieth of one share of common stock
Trading Symbol	BREZR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	BREZW
Security Exchange Name	NASDAQ